Notes to the Consolidated Statements of Cash Flows - Schedule of Changes in Liabilities Arising from Financing Activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jan. 01, 2025 CNY (¥)	Jan. 01, 2024 CNY (¥)
Accrued interest in other payables and accruals [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	¥ 1,265		¥ 1,046	¥ 383
Changes from financing cash flows	(50,190)		(59,057)	(91,027)
New leases
Disposal
Interest expenses	49,534		59,276	91,690
Interest paid classified as financing cash flows
Effect of change in foreign exchange rates
Ending balance	609	$ 87	1,265	1,046
Ending balance (in Dollars)	609		1,265	1,046	¥ 1,265	¥ 1,046
Bank and other loans [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	1,638,265		1,772,914	1,775,505
Changes from financing cash flows	316,980		(136,928)	(2,591)
New leases
Disposal
Interest expenses	2,278		2,279
Interest paid classified as financing cash flows
Effect of change in foreign exchange rates
Ending balance	1,957,523	279,922	1,638,265	1,772,914
Ending balance (in Dollars)	1,957,523		1,638,265	1,772,914	1,638,265	1,772,914
Lease liabilities [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	30,232		22,681	17,222
Changes from financing cash flows	(9,717)		(8,413)	(10,766)
New leases	5,047		17,108	16,194
Disposal	(3,360)		(1,152)
Interest expenses	1,118		1,498	1,321
Interest paid classified as financing cash flows	(1,118)		(1,498)	(1,321)
Effect of change in foreign exchange rates	(6)		8	31
Ending balance	22,196	$ 3,174	30,232	22,681
Ending balance (in Dollars)	¥ 22,196		¥ 30,232	¥ 22,681	¥ 30,232	¥ 22,681